Cover	May 13, 2026
Cover [Abstract]
Entity Registrant Name	GROOVE BOTANICALS INC.
Entity Central Index Key	0000918573
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 13, 2026
Entity File Number	000-23476
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1168832
Entity Address Address Line 1	310 Fourth Avenue South
Entity Address Address Line 2	Suite 7000
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55415
City Area Code	612
Local Phone Number	315-5068
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false